As filed with the Securities and Exchange Commission on 8/31/15.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2015

Date of reporting period:  June 30, 2015

Item 1. Schedules of Investments.

Poplar Forest Partners Fund
Schedule of Investments
at June 30, 2015 (Unaudited)

Shares/ Principal Amount		Value
	COMMON STOCKS - 95.7%
	Banks - 10.3%
1,000,000	Bank of America Corp.	$17,020,000
475,000	Citigroup, Inc.	26,239,000
270,000	JPMorgan Chase & Co.	18,295,200
		61,554,200
	Construction & Engineering - 4.2%
760,000	AECOM Technology Corp. (b)	25,140,800

	Containers & Packaging - 3.4%
400,000	Sealed Air Corp.	20,552,000

	Electronic Equipment, Instruments & Components - 4.0%
373,000	TE Connectivity Ltd. (a)	23,983,900

	Energy Equipment & Services - 9.7%
450,000	Baker Hughes, Inc.	27,765,000
300,000	Halliburton Co.	12,921,000
825,000	Rowan Companies plc - Class A (a)	17,415,750
		58,101,750
	Health Care Equipment & Supplies - 2.4%
210,000	Baxter International Inc.	14,685,300

	Health Care Providers & Services - 6.9%
135,000	Aetna Inc.	17,207,100
330,000	Quest Diagnostics, Inc.	23,931,600
		41,138,700
	Industrial Conglomerates - 2.3%
525,000	General Electric Co.	13,949,250

	Insurance - 16.0%
230,000	Allstate Corp.	14,920,100
445,000	American International Group, Inc.	27,509,900
470,000	Lincoln National Corp.	27,833,400
465,000	MetLife, Inc.	26,035,350
		96,298,750
	Leisure Products - 4.1%
955,558	Mattel, Inc.	24,548,285

	Media - 1.3%
110,000	Omnicom Group Inc.	7,643,900

	Metals & Mining - 3.8%
375,000	Freeport-McMoRan, Inc.	6,982,500
257,500	Reliance Steel & Aluminum Co.	15,573,600
		22,556,100
	Oil, Gas & Consumable Fuels - 3.6%
825,000	Ultra Petroleum Corp. (a) (b)	10,329,000
925,000	WPX Energy, Inc. (b)	11,359,000
		21,688,000
	Personal Products - 1.2%
1,175,000	Avon Products, Inc.	7,355,500

	Pharmaceuticals - 5.1%
370,000	Eli Lilly & Co.	30,891,300

	Professional Services - 2.8%
140,000	Dun & Bradstreet Corp.	17,080,000

	Semiconductors & Semiconductor Equipment - 2.4%
1,170,000	Intersil Corp. - Class A	14,636,700

	Software - 3.6%
495,000	Microsoft Corp.	21,854,250

	Specialty Retail - 1.7%
650,000	Staples, Inc.	9,951,500

	Technology Hardware, Storage & Peripherals - 4.0%
800,000	Hewlett-Packard Co.	24,008,000

	Trading Companies & Distributors - 2.9%
245,000	MSC Industrial Direct Co., Inc. - Class A	17,093,650
	TOTAL COMMON STOCKS (Cost $459,972,268)	574,711,835

	CORPORATE BONDS - 1.3%
	Health Care Providers & Services - 0.1%
	Quest Diagnostics, Inc.
$750,000	3.20%, 4/1/16	762,896
	Insurance - 0.2%
	Prudential Financial, Inc.
1,500,000	4.75%, 9/17/15	1,511,680
	Life Sciences Tools & Services - 0.3%
	Thermo Fisher Scientific, Inc.
1,500,000	2.25%, 8/15/16	1,515,626
	Nondepository Credit Intermediation - 0.3%
	General Electric Capital Corp.
1,500,000	3.35%, 10/17/16	1,547,652
	Oil, Gas & Consumable Fuels - 0.3%
	Oneok Partners LP
1,500,000	3.25%, 2/1/16	1,514,338
	Semiconductors & Semiconductor Equipment - 0.1%
	Altera Corp.
798,000	1.75%, 5/15/17	804,066
	TOTAL CORPORATE BONDS (Cost $7,664,565)	7,656,258

	SHORT-TERM INVESTMENTS - 2.7%
14,075,406	Fidelity Institutional Money Market Portfolio - Select Class, 0.10% (c)	14,075,406
	U.S. Treasury Bill
$1,000,000	0.022%, 11/19/15 (d)	999,912
1,000,000	0.055%, 12/17/15 (d)	999,742
	TOTAL SHORT-TERM INVESTMENTS (Cost $16,074,623)	16,075,060

	Total Investments in Securities (Cost $483,711,456) - 99.7%	598,443,153
	Other Assets in Excess of Liabilities - 0.3%	1,992,943
	NET ASSETS - 100.0%	$600,436,096

(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield at June 30, 2015.
(d)	Rate shown is the discount rate at June 30, 2015.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Outliers Fund
Schedule of Investments
at June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 89.9%
	Air Freight & Logistics - 3.5%
16,500	UTi Worldwide, Inc. (a) (b)	$164,835

	Banks - 4.9%
4,950	CIT Group Inc.	230,125

	Building Products - 1.9%
1,650	Armstrong World Industries, Inc. (b)	87,912

	Commercial Services & Supplies - 3.7%
3,200	Clean Harbors, Inc. (b)	171,968

	Construction & Engineering - 6.8%
9,730	AECOM Technology Corp. (b)	321,868

	Diversified Consumer Services - 4.4%
3,700	DeVry Education Group, Inc.	110,926
2,250	Strayer Education, Inc. (b)	96,975
		207,901
	Diversified Financial Services - 3.2%
6,300	Leucadia National Corp.	152,964

	Energy Equipment & Services - 3.8%
1,700	Baker Hughes, Inc.	104,890
1,000	Dril-Quip, Inc. (b)	75,250
		180,140
	Health Care Equipment & Supplies - 3.9%
1,700	Zimmer Biomet Holdings, Inc.	185,691

	Health Care Providers & Services - 14.7%
2,050	Aetna Inc.	261,293
1,000	Humana, Inc.	191,280
3,300	Quest Diagnostics, Inc.	239,316
		691,889
	Insurance - 4.4%
7,400	Progressive Corp.	205,942

	Leisure Products - 1.6%
3,000	Mattel, Inc.	77,070

	Machinery - 6.6%
1,125	Colfax Corp. (b)	51,919
10,200	NN, Inc.	260,304
		312,223
	Metals & Mining - 3.6%
2,800	Reliance Steel & Aluminum Co.	169,344

	Oil, Gas & Consumable Fuels - 3.0%
1,100	EQT Corp.	89,474
4,300	WPX Energy, Inc. (b)	52,804
		142,278
	Professional Services - 3.9%
1,500	Dun & Bradstreet Corp.	183,000

	Real Estate Management & Development - 0.9%

293	Howard Hughes Corp. (b)	42,057

	Semiconductors & Semiconductor Equipment - 4.3%
3,400	Micron Technology, Inc. (b)	64,056
4,800	Veeco Instruments, Inc. (b)	137,952
		202,008
	Software - 4.7%
2,450	Check Point Software Technologies, Ltd. (a) (b)	194,898
10,098	Zynga, Inc. - Class A (b)	28,880
		223,778
	Technology Hardware, Storage & Peripherals - 2.8%
2,350	NetApp, Inc.	74,166
950	SanDisk Corp.	55,309
		129,475
	Textiles, Apparel & Luxury Goods - 3.3%
4,700	Gildan Activewear, Inc. (a)	156,228

	TOTAL COMMON STOCKS (Cost $3,633,488)	4,238,696

	SHORT-TERM INVESTMENTS - 11.5%
71,311	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)	71,311
472,563	Fidelity Institutional Money Market Portfolio - Select Class, 0.10% (c)	472,563
	Total Short-Term Investments (Cost $543,874)	543,874

	Total Investments in Securities (Cost $4,177,362) - 101.4%	4,782,570
	Liabilities in Excess of Other Assets - (1.4)%	(66,738)
	NET ASSETS - 100.0%	$4,715,832

(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield at June 30, 2015.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Cornerstone Fund
Schedule of Investments
at June 30, 2015 (Unaudited)

Shares/ Principal Amount		Value
	COMMON STOCKS - 63.9%
	Banks - 8.3%
10,788	Bank of America Corp.	$183,612
4,800	Citigroup, Inc.	265,152
3,900	JPMorgan Chase & Co.	264,264
		713,028
	Beverages - 2.5%
2,300	PepsiCo, Inc.	214,682

	Communications Equipment - 0.9%
2,700	Cisco Systems, Inc.	74,142

	Construction & Engineering - 1.9%
4,900	AECOM Technology Corp. (b)	162,092

	Electrical Equipment - 2.3%
3,600	Emerson Electric Co.	199,548

	Electronic Equipment, Instruments & Components - 0.3%
400	TE Connectivity Ltd. (a)	25,720

	Energy Equipment & Services - 4.3%
4,300	Baker Hughes, Inc.	265,310
4,800	Rowan Companies plc - Class A (a)	101,328
		366,638
	Health Care Equipment & Supplies - 1.2%
960	Zimmer Biomet Holdings, Inc.	104,861

	Household Products - 2.2%
2,400	Procter & Gamble Co.	187,776

	Industrial Conglomerates - 2.3%
900	3M Co.	138,870
2,400	General Electric Co.	63,768
		202,638
	Insurance - 9.4%
4,300	American International Group, Inc.	265,826
4,500	Lincoln National Corp.	266,490
4,900	MetLife, Inc.	274,351
		806,667
	IT Services - 2.6%
1,400	International Business Machines Corp.	227,724

	Leisure Products - 2.6%
8,900	Mattel, Inc.	228,641

	Metals & Mining - 2.9%
2,700	Freeport-McMoRan, Inc.	50,274
3,300	Reliance Steel & Aluminum Co.	199,584
		249,858
	Oil, Gas & Consumable Fuels - 1.5%
10,300	WPX Energy, Inc. (b)	126,484

	Pharmaceuticals - 11.2%
3,900	Abbott Laboratories	191,412
3,000	AbbVie, Inc.	201,570
5,350	GlaxoSmithKline Plc - ADR	222,827
1,800	Johnson & Johnson	175,428
5,200	Pfizer, Inc.	174,356
		965,593
	Software - 3.0%
5,900	Microsoft Corp.	260,485

	Technology Hardware, Storage & Peripherals - 3.2%
9,100	Hewlett-Packard Co.	273,091

	Trading Companies & Distributors - 1.3%
1,600	MSC Industrial Direct Co., Inc. - Class A	111,632

	TOTAL COMMON STOCKS (Cost $3,570,281)	5,501,300

	CORPORATE BONDS - 16.7%
	Beverages - 2.9%
	Dr Pepper Snapple Group, Inc.
$250,000	2.90%, 1/15/16	252,810
	Chemicals - 3.2%
	Praxair, Inc.
250,000	4.50%, 8/15/19	273,749
	Multiline Retail - 3.5%
	Kohl's Corp.
270,000	6.25%, 12/15/17	299,808
	Nondepository Credit Intermediation - 2.6%
	General Electric Capital Corp.
215,000	3.35%, 10/17/16	221,830
	Oil, Gas & Consumable Fuels - 2.6%
	Marathon Oil Corp.
200,000	5.90%, 3/15/18	219,776
	Semiconductors & Semiconductor Equipment - 1.9%
	Altera Corp.
165,000	1.75%, 5/15/17	166,254
	Total Corporate Bonds (Cost $1,435,775)	1,434,227

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 8.8%
	U.S. Government Agencies
	FHLMC
300,000	0.75%, 9/11/17	300,767
	U.S. Treasury Notes
	U.S. Treasury Bond TIPS
303,099	0.125%, 4/15/20	305,917
	U.S. Treasury Note
156,803	0.125%, 1/15/22	155,590
	Total U.S. Government Agencies and Instrumentalities (Cost $766,787)	762,274

	SHORT-TERM INVESTMENTS - 10.9%
669,248	Fidelity Institutional Money Market Portfolio - Select Class, 0.10% (c)	669,248
	U.S. Treasury Bill
60,000	0.000%, 9/17/15 (d)	60,001
60,000	0.015%, 10/15/15 (d)	59,997
70,000	0.022%, 11/19/15 (d)	69,994
75,000	0.055%, 12/17/15 (d)	74,980
	Total Short-Term Investments (Cost $934,154)	934,220

	Total Investments in Securities (Cost $6,706,997) - 100.3%	8,632,021
	Liabilities in Excess of Other Assets - (0.3)%	(29,937)
	NET ASSETS - 100.0%	$8,602,084

ADR - American Depositary Receipt
(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield at June 30, 2015.
(d)	Rate shown is the discount rate at June 30, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Note 1 – Securities Valuation

The Poplar Forest Funds’ (the “Fund” or “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities are valued at the mean of the bid and asked prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most debt securities are categorized in level 2 of the fair value hierarchy.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.  Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2015:

Poplar Forest Partners Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Consumer Discretionary	$42,143,685	$-	$-	$42,143,685
Consumer Staples	7,355,500	-	-	7,355,500
Energy	79,789,750	-	-	79,789,750
Financials	157,852,950	-	-	157,852,950
Health Care	86,715,300	-	-	86,715,300
Industrials	73,263,700	-	-	73,263,700
Information Technology	84,482,850	-	-	84,482,850
Materials	43,108,100	-	-	43,108,100
Total Common Stocks	574,711,835	-	-	574,711,835
Fixed Income
Corporate Bonds	-	7,656,258	-	7,656,258
Total Fixed Income	-	7,656,258	-	7,656,258
Short-Term Investments	14,075,406	1,999,654	-	16,075,060
Total Assets	$588,787,241	$9,655,912	$-	$598,443,153

Poplar Forest Outliers Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Consumer Discretionary	$441,199	$-	$-	$441,199
Energy	322,418	-	-	322,418
Financials	631,088	-	-	631,088
Health Care	877,580	-	-	877,580
Industrials	1,241,806	-	-	1,241,806
Information Technology	555,261	-	-	555,261
Materials	169,344	-	-	169,344
Total Common Stocks	4,238,696	-	-	4,238,696
Short-Term Investments	543,874	-	-	543,874
Total Assets	$4,782,570	$-	$-	$4,782,570

Poplar Forest Cornerstone Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Consumer Discretionary	$228,641	$-	$-	$228,641
Consumer Staples	402,458	-	-	402,458
Energy	493,122	-	-	493,122
Financials	1,519,695	-	-	1,519,695
Health Care	1,070,454	-	-	1,070,454
Industrials	675,910	-	-	675,910
Information Technology	861,162	-	-	861,162
Materials	249,858	-	-	249,858
Total Common Stocks	5,501,300	-	-	5,501,300
Fixed Income
Corporate Bonds	-	1,434,227	-	1,434,227
U.S. Government Agencies and Instrumentalities	-	762,274	-	762,274
Total Fixed Income	-	2,196,501	-	2,196,501
Short-Term Investments	669,248	264,922	-	934,220
Total Assets	$6,170,548	$2,461,470	$-	$8,632,021

Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at June 30, 2015, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended June 30, 2015.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Funds may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the adviser and consistent with a Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent it does not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

During the period ended June 30, 2015, the Poplar Forest Outliers Fund and the Poplar Forest Cornerstone Fund did not hold written options.

The written options held in the Poplar Forest Partners Fund at the end of the previous fiscal year were exercised in October 2014.  The Poplar Forest Partners Fund did not enter into written option contracts during the period ended June 30, 2015.

Transactions in written options contracts for the period ended June 30, 2015, are as follows:

Poplar Forest Partners Fund

	Contracts	Premiums Received
Beginning balance	6,800	$1,309,201
Options exercised	(6,800)	(1,309,201)
Outstanding at June 30, 2015	-	$-

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Poplar Forest Partners Fund

Cost of investments	$483,901,374

Gross unrealized appreciation	$134,654,985
Gross unrealized depreciation	(20,113,206)
Net unrealized appreciation	$114,541,779

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

The Poplar Forest Outliers Fund and the Poplar Forest Cornerstone Fund commenced operations on December 31, 2014.  The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows**:

Poplar Forest Outliers Fund

Cost of investments	$4,177,362

Gross unrealized appreciation	$739,366
Gross unrealized depreciation	(134,158)
Net unrealized appreciation	$605,208

Poplar Forest Cornerstone Fund

Cost of investments	$6,706,997

Gross unrealized appreciation	$1,990,621
Gross unrealized depreciation	(65,596)
Net unrealized appreciation	$1,925,025

** Because tax adjustments are calculated annually, the above table does not include tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date 8/20/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date  8/20/15

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date   8/20/15

* Print the name and title of each signing officer under his or her signature.